real estate joint ventures and investments in associates - Summarized financial information (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Current assets
Cash and temporary investments, net	$ 1,387	$ 1,302	$ 2,621	$ 3,682	$ 1,014	$ 869
Total	7,105		8,372
Non-current assets
Total	49,707		51,241
Assets	56,812		59,613
Current liabilities
Accounts payable and accrued liabilities	3,459		3,494
Total	10,679		9,689
Non-current liabilities
Long-term debt	26,429		27,437
Liabilities	32,044		33,345
Owners' equity
TELUS	13,281		15,775	15,220
Other partners	808		804	882
Total	14,089		16,579	$ 16,102		$ 16,798
Total	56,812		59,613
Real estate joint ventures
Real estate joint ventures
Promissory notes issued to the joint ventures	432		411
Current assets
Cash and temporary investments, net	7		6
Other	2		2
Total	9		8
Non-current assets
Investment property under development	512		466
Promissory notes	432		411
Total	944		877
Assets	953		885
Current liabilities
Accounts payable and accrued liabilities	5		5
Non-current liabilities
Long-term debt	29		21
Liabilities	34		26
Owners' equity
TELUS	460		430
Other partners	459		429
Total	919		859
Total	$ 953		$ 885